Significant Accounting Policies - Allowances for Doubtful Accounts (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable Net Current [Abstract]
Balance, at begining of period	$ 2,622	$ 3,503
Recoveries	(599)	(1,374)
Additions	3,828	493
Balance, at end of period	$ 5,851	$ 2,622